ENTITY WIDE DISCLOSURES	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
ENTITY WIDE DISCLOSURES
NOTE 12:- ENTITY WIDE DISCLOSURES

a.	Customers who accounted for over 10% of the total consolidated revenues:

	Year ended December 31,
	2015	2014	2013
	US Dollars in thousands

Customer A - Sales of manufactured products	17.9%	20.6%	18.4%

b.	Revenues by geographic areas:

	Year ended December 31,
	2015	2014	2013
	US Dollars in thousands

Israel	20,647	24,807	27,992
Europe	8,382	9,383	10,623
North America	7,504	5,892	6,227
India	4,135	5,240	3,294
Rest of the world	682	1,304	2,099

	41,350	46,626	50,235

c.	Fixed assets, net by geographic areas:

	Year ended December 31,
	2015	2014	2013
	US Dollars in thousands

Israel	9,388	9,161	9,534
Europe	675	901	561
North America	4	8	13

	10,067	10,070	10,108